DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier Worldwide Growth Fund, Inc. for the 12-month period ended October 31, 1998, as shown in the following table:

                                                            Total Return*

                                                            ____________

      Class A Shares                                           22.56%

      Class B Shares                                           21.66%

      Class C Shares                                           21.69%

      Class R Shares                                           22.89%

      Standard & Poor's 500 Composite

             Stock Price Index (S&P 500)**                     22.01%

      Morgan Stanley Capital International

             World Index (MSCI World) (+)                      15.26%

PORTFOLIO COMPOSITION

  At the close of the period, the Fund had 6.5% of its net assets in short-term Treasuries, and industry concentrations in consumer staples, financials and health care. We will continue to invest the short-term cash equivalent assets, as investment opportunities arise, in favorable market conditions.

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease credit in both late September and mid-October. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the price of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of this industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management (hedge fund) crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. The prospects for world economic weakness and monetary ease in the major countries will be powerfully influenced by whether foreign financial stresses calm down or intensify in the coming months. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET OVERVIEW

  The 12 months ended October 31, 1998 encompassed some very different market phases. There was stock market strength during the early part of the period. Then small-cap indices started to erode in the spring and were joined by large-cap indices by mid-summer. A sharp decline until the end of August was followed by a brief rebound and then a renewed decline amid financial fears until early October. The last few weeks of the fiscal year saw a strong rally in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard & Poor's Stock Price Index was 22.01%. Returns on mid-cap and small-cap stock indices tended to be weaker than on large-caps, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly 11 months of the fiscal year, but then eased policy twice. Second, weakness in emerging country economies contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns about financial contagion among emerging countries and potential loan losses by financial institutions. However, in the last few weeks of the fiscal year, these fears began to ebb and the stock market rebounded.

  The erosion of expectations about average corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks for much of the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns.

  The fiscal year ended October 31, 1998 was characterized by very different performances of the various market sectors. Super-cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 19.71%, while the Russell 1000 Growth Index returned 24.64% and the Russell 1000 Value Index returned 14.83% . The return on the Russell Midcap Index was 4.46% while the small-cap Russell 2000 Index return was negative 11.84%.(+)(+)

INVESTMENT HIGHLIGHTS

  During the reporting period, the Fund outperformed the MSCI World Index and compared well with the performance of the S&P 500, as investors emphasized the highest quality, large-capitalization leaders in an uncertain market environment. The high-quality pharmaceuticals represented in the health care sector had the most positive impact on the Fund's performance, led by shares of Pfizer, Merck, Johnson & Johnson, Roche Holdings A.D.S., Abbott Laboratories and American Home Products. Consumer staples had the second most positive impact, due to correct issue selection and emphasis, and was led by shares of L'Oreal A.D.R, Philip Morris Cos., Nestle A.D.R., Diageo A.D.S., Walgreen, Groupe Danone A.D.R., Procter & Gamble, Coca-Cola and McDonald's. The consumer cyclicals and technology holdings also contributed to the Fund's performance with notable strength in shares of Ford Motor, Chrysler, Cisco Systems, Intel and Microsoft.

  We continue to see a secular upward bias in large, high-quality equities, and during the reporting period, a wide variety of holdings in the Fund were increased. New positions were established with the purchase of shares of Bell Atlantic, Diageo A.D.S., Merrill Lynch, Microsoft, SBC Communications, and Union Bank of Switzerland. The positions in DeBeers Consolidated Mining A.D.R., Eastman Kodak, HSBC Holdings A.D.R., Kellogg, NIKE Cl. B, Raytheon Cl. A, Sara Lee, and Texas Instruments were eliminated.

               Sincerely,


               [signature logo Fayez Sarofim]


               Fayez Sarofim

               Portfolio Manager

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

(+)SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Morgan Stanley Capital International World Index is an unmanaged index of global stock market performance including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Index is the property of Morgan Stanley & Co. Incorporated and includes net dividends reinvested.

(+)(+) SOURCE: LIPPER ANALYTICAL SERVICES, INC. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. Companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.                  OCTOBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER WORLDWIDE
 GROWTH FUND, INC. CLASS A SHARES AND CLASS B SHARES AND THE STANDARD & POOR'S
                        500 COMPOSITE STOCK PRICE INDEX

                                    Dollars

$27,488

Standard & Poor's 500 Composite Stock Price Index*

$23,766

Dreyfus Premier Worldwide Growth Fund (Class B Shares)

$23,420

Dreyfus Premier Worldwide Growth Fund (Class A Shares)

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------

                   Class A Shares                                                        Class B Shares

_______________________________________________________            ____________________________________________________________

                                                                                                            % Return Reflecting

                                               % Return                                                    Applicable Contingent

                                              Reflecting                                      % Return        Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No        Charge Upon

Period Ended 10/31/98     Sales Charge   Sales Charge (5.75%)     Period Ended 10/31/98      Redemption         Redemption*

_____________________    _______________   __________________     _____________________     ____________   __________________
1 Year                      22.56%            15.53%              1 Year                     21.66%            17.66%

5 Years                     18.64             17.24               5 Years                    17.77             17.56

From Inception (7/15/93)    18.73             17.42               From Inception (7/15/93)   17.84             17.74

                       Class C Shares                                                    Class R Shares

_______________________________________________________           _______________________________________________________

                                          % Return Reflecting

                                         Applicable Contingent

                            % Return        Deferred Sales

                           Assuming No        Charge Upon

Period Ended 10/31/98      Redemption        Redemption**         Period Ended 10/31/98

_____________________    _______________   __________________     _____________________

1 Year                      21.69%            20.69%              1 Year                     22.89%

From Inception (6/21/95)    21.16             21.16               From Inception (3/4/96)    21.49
--------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A shares and Class B shares of Dreyfus Premier Worldwide Growth Fund, Inc. on 7/15/93
(Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 6/30/93 is used as the beginning value on 7/15/93. All dividends and capital gain distributions are reinvested. Performance for Class C and Class R shares will vary from the performance of both Class A and Class B shares shown above due to differences in charges and expenses.

The Fund' s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and the maximum contingent deferred sales charge on Class B shares and all other applicable fees and expenses. The Standard & Poor' s 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                              OCTOBER   31,  1998

Common Stocks--93.0%                                                                                Shares           Value
-------------------------------------------------------
                                                                                                 ____________   _______________
                Auto Related--4.0%  Chrysler . . . . . . . . . . . . . . . . . . . . . . .            300,000     $  14,437,500

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .            225,000        12,206,250

                                    General Motors . . . . . . . . . . . . . . . . . . . .            100,000         6,306,250

                                                                                                                  _____________

                                                                                                                     32,950,000

                                                                                                                  _____________


                     Banking--4.5%  BankAmerica  . . . . . . . . . . . . . . . . . . . . .            158,424         9,099,479

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .            104,000         5,908,500

                                    Deutsche Bank A.D.R. . . . . . . . . . . . . . . . . .            185,000        11,701,250

                                    Union Bank of Switzerland  . . . . . . . . . . . . . .             35,010         9,627,102

                                                                                                                  _____________

                                                                                                                     36,336,331

                                                                                                                  _____________


             Basic Materials--2.2%  Air Liquide A.D.R. . . . . . . . . . . . . . . . . . .            325,000        10,968,750

                                    Dow Chemical . . . . . . . . . . . . . . . . . . . . .             11,500         1,076,688

                                    duPont (EI) de Nemours . . . . . . . . . . . . . . . .            100,000         5,750,000

                                                                                                                  _____________

                                                                                                                     17,795,438

                                                                                                                  _____________


               Capital Goods--5.2%  AlliedSignal . . . . . . . . . . . . . . . . . . . . .            170,000         6,619,375

                                    Boeing . . . . . . . . . . . . . . . . . . . . . . . .            120,000         4,500,000

                                    Caterpillar  . . . . . . . . . . . . . . . . . . . . .            100,000         4,500,000

                                    Emerson Electric . . . . . . . . . . . . . . . . . . .             50,000         3,300,000

                                    General Electric . . . . . . . . . . . . . . . . . . .            135,000        11,812,500

                                    Minnesota Mining & Manufacturing . . . . . . . . . . .             30,000         2,400,000

                                    Norsk Hydro A.D.R. . . . . . . . . . . . . . . . . . .            150,000         6,515,625

                                    Philips Electronics  . . . . . . . . . . . . . . . . .             50,000         2,743,750

                                                                                                                  _____________

                                                                                                                     42,391,250

                                                                                                                  _____________


              Communications--5.5%  Bell Atlantic  . . . . . . . . . . . . . . . . . . . .            170,000         9,031,250

                                    SBC Communications . . . . . . . . . . . . . . . . . .            325,000        15,051,563

                                    Telecom Italia A.D.S.  . . . . . . . . . . . . . . . .            180,000        13,072,500

                                    Tele Brasil-Telebras A.D.R.  . . . . . . . . . . . . .             30,000         2,278,125

                                    Tele Brasil-Telebras Holdings A.D.R. . . . . . . . . .             75,000         5,695,312

                                                                                                                  _____________

                                                                                                                     45,128,750

                                                                                                                  _____________


                   Computers--4.3%  Cisco Systems  . . . . . . . . . . . . . . . . . . . .            140,000  (a)    8,820,000

                                    Compaq Computer  . . . . . . . . . . . . . . . . . . .            220,000         6,957,500

                                    Hewlett-Packard  . . . . . . . . . . . . . . . . . . .            110,000         6,620,625

                                    Microsoft  . . . . . . . . . . . . . . . . . . . . . .            120,000  (a)   12,705,000

                                                                                                                  _____________

                                                                                                                     35,103,125

                                                                                                                  _____________


                 Electronics--2.2%  Intel  . . . . . . . . . . . . . . . . . . . . . . . .            200,000        17,837,500

                                                                                                                  _____________


                      Energy--7.6%  British Petroleum A.D.S. . . . . . . . . . . . . . . .            205,000        18,129,688

                                    Chevron  . . . . . . . . . . . . . . . . . . . . . . .             35,000         2,852,500

                                    Elf Aquitaine A.D.S. . . . . . . . . . . . . . . . . .            140,000         8,120,000

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .            120,000         8,550,000

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .             30,000         2,270,625

                                    Royal Dutch Petroleum, A.D.R.  . . . . . . . . . . . .            225,000        11,081,250

                                    Total, Cl. B, A.D.S. . . . . . . . . . . . . . . . . .            190,594        11,149,749

                                                                                                                  _____________

                                                                                                                     62,153,812

                                                                                                                  _____________

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER   31,  1998

Common Stocks (continued)                                                                          Shares           Value
-------------------------------------------------------

                                                                                                 ____________   _______________

       Finance/Miscellaneous--4.9%  Associates First Capital, Cl. A  . . . . . . . . . . .            138,969     $   9,797,315

                                    Eurafrance . . . . . . . . . . . . . . . . . . . . . .             20,063        10,201,463

                                    Hertz, Cl. A . . . . . . . . . . . . . . . . . . . . .             50,000         1,790,625

                                    Merrill Lynch  . . . . . . . . . . . . . . . . . . . .            100,000         5,925,000

                                    Zurich Versicherung  . . . . . . . . . . . . . . . . .             20,000        12,183,568

                                                                                                                  _____________

                                                                                                                     39,897,971

                                                                                                                  _____________


                   Financial--1.2%  General Re . . . . . . . . . . . . . . . . . . . . . .             44,560         9,789,275

                                                                                                                  _____________


                Food & Drugs--1.5%  Walgreen . . . . . . . . . . . . . . . . . . . . . . .            250,000        12,171,875

                                                                                                                  _____________


   Food, Beverage & Tobacco--12.9%  Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .            300,000        20,287,500

                                    Diageo A.D.S.  . . . . . . . . . . . . . . . . . . . .            350,000        15,378,125

                                    Groupe Danone A.D.R. . . . . . . . . . . . . . . . . .            175,000         9,209,375

                                    LVHM Moet Hennessy Louis  A.D.S. . . . . . . . . . . .            100,050         3,701,850

                                    Nestle, A.D.R. . . . . . . . . . . . . . . . . . . . .            140,000        14,945,000

                                    PepsiCo  . . . . . . . . . . . . . . . . . . . . . . .            170,000         5,737,500

                                    Philip Morris Cos. . . . . . . . . . . . . . . . . . .            500,000        25,562,500

                                    Seagram  . . . . . . . . . . . . . . . . . . . . . . .            275,000         9,040,625

                                    Unilever A.D.R.  . . . . . . . . . . . . . . . . . . .             16,000         1,204,000

                                                                                                                  _____________

                                                                                                                    105,066,475

                                                                                                                  _____________


                Health Care--17.5%  Abbott Laboratories  . . . . . . . . . . . . . . . . .            220,000        10,326,250

                                    American Home Products . . . . . . . . . . . . . . . .            325,000        15,843,750

                                    Bristol-Myers Squibb . . . . . . . . . . . . . . . . .            150,000        16,584,375

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .            220,000        17,930,000

                                    Merck  . . . . . . . . . . . . . . . . . . . . . . . .            160,000        21,640,000

                                    Pfizer . . . . . . . . . . . . . . . . . . . . . . . .            375,000        40,242,188

                                    Roche Holdings, A.D.S. . . . . . . . . . . . . . . . .            170,000        19,890,000

                                                                                                                  _____________

                                                                                                                    142,456,563

                                                                                                                  _____________


                   Insurance--5.6%  AXA  . . . . . . . . . . . . . . . . . . . . . . . . .            150,361        17,019,955

                                    Berkshire Hathaway, Cl. A  . . . . . . . . . . . . . .                170        10,965,000

                                    Citigroup  . . . . . . . . . . . . . . . . . . . . . .            250,000        11,765,625

                                    Marsh & McLennan . . . . . . . . . . . . . . . . . . .            112,500         6,243,750

                                                                                                                  _____________

                                                                                                                     45,994,330

                                                                                                                  _____________


         Media/Entertainment--1.0%  Disney (Walt)  . . . . . . . . . . . . . . . . . . . .             45,000         1,212,188

                                    McDonald's . . . . . . . . . . . . . . . . . . . . . .             75,000         5,015,625

                                    Tricon Global Restaurants  . . . . . . . . . . . . . .             50,000         2,175,000

                                                                                                                  _____________

                                                                                                                      8,402,813

                                                                                                                  _____________


               Personal Care--5.6%  Estee Lauder, Cl. A  . . . . . . . . . . . . . . . . .             40,000         2,622,500

                                    Gillette . . . . . . . . . . . . . . . . . . . . . . .            250,000        11,234,375

                                    L'Oreal, A.D.R.  . . . . . . . . . . . . . . . . . . .            160,000        18,240,000

                                    Procter & Gamble . . . . . . . . . . . . . . . . . . .            150,000        13,331,250

                                                                                                                  _____________

                                                                                                                     45,428,125

                                                                                                                  _____________


DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                               OCTOBER   31,  1998

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------
                                                                                                 ____________   _______________

                  Publishing--1.9%  News A.D.S.  . . . . . . . . . . . . . . . . . . . . .             12,000     $     327,750

                                    Pearson  . . . . . . . . . . . . . . . . . . . . . . .            850,288        14,831,642

                                                                                                                  ______________

                                                                                                                     15,159,392

                                                                                                                  ______________


                       Retail--.3%  Wal-Mart Stores  . . . . . . . . . . . . . . . . . . .             40,000         2,760,000

                                                                                                                  ______________


           Textiles-Apparel--2.0%  Christian Dior . . . . . . . . . . . . . . . . . . . .            125,000        13,225,487

                                    Polo Ralph Lauren, Cl. A . . . . . . . . . . . . . . .            150,000         3,121,875

                                                                                                                  ______________

                                                                                                                     16,347,362

                                                                                                                  ______________


                   Utilities--3.1%  Veba . . . . . . . . . . . . . . . . . . . . . . . . .            200,000        11,180,274

                                    Vivendi  . . . . . . . . . . . . . . . . . . . . . . .             60,000        13,723,864

                                    Vivendi (Warrants) . . . . . . . . . . . . . . . . . .             25,000  (a)       51,142

                                                                                                                  ______________

                                                                                                                     24,955,280

                                                                                                                  ______________

                                    TOTAL COMMON STOCKS

                                        (cost $613,100,464)  . . . . . . . . . . . . . . .                         $758,125,667

                                                                                                                  ==============



Preferred    Stocks--1.5%
-------------------------------------------------------

          Publishing: News A.D.S., Cum., $.4428

                                        (cost $10,461,099) . . . . . . . . . . . . . . . .            500,000     $  12,093,750

                                                                                                                  ==============


                                                                                                   Principal

Corporate Bonds--.0%                                                                                Amount
-------------------------------------------------------
                                                                                                  ___________

                      Zurich International,

                                        2%, 3/1/2001

                                        (cost $4,412)  . . . . . . . . . . . . . . . . . .   $          5,000     $       3,716

                                                                                                                  ==============


Short-Term Investments--6.5%
-------------------------------------------------------

              U.S. Treasury Bills:  4.89%, 11/12/98  . . . . . . . . . . . . . . . . . . .        $10,331,000     $  10,320,049

                                    4.87%, 11/19/98  . . . . . . . . . . . . . . . . . . .          1,416,000         1,413,579

                                    4.85%, 11/27/98  . . . . . . . . . . . . . . . . . . .          4,556,000         4,545,157

                                    4.57%, 12/17/98  . . . . . . . . . . . . . . . . . . .          3,559,000         3,541,597

                                    4.59%, 12/24/98  . . . . . . . . . . . . . . . . . . .          9,862,000         9,803,518

                                    4.17%, 12/31/98  . . . . . . . . . . . . . . . . . . .          4,750,000         4,718,080

                                    3.98%, 1/7/99  . . . . . . . . . . . . . . . . . . . .          1,488,000         1,476,751

                                    3.87%, 1/21/99 . . . . . . . . . . . . . . . . . . . .         12,944,000        12,813,654

                                    4.15%, 1/28/99 . . . . . . . . . . . . . . . . . . . .          4,952,000         4,901,490

                                                                                                                  ______________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $53,528,634) . . . . . . . . . . . . . . . .                         $ 53,533,875

                                                                                                                  ==============


TOTAL INVESTMENTS (cost $677,094,609). . . . . . . . . . . . . . . . . . . . . . . . . . .             101.0%     $ 823,757,008

                                                                                                      =======     ==============


LIABILITIES, LESS CASH AND RECEIVABLES   . . . . . . . . . . . . . . . . . . . . . . . . .             (1.0%)     $  (8,486,945)

                                                                                                      =======     ==============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%     $ 815,270,063

                                                                                                      =======     ==============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                     Cost            Value

                                                                                                _____________    ______________

ASSETS:                          Investments in securities--See Statement of Investments . .     $677,094,609      $823,757,008

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              566,653

                                 Receivable for shares of Common Stock subscribed  . . . .                            3,741,948

                                 Dividends and interest receivable . . . . . . . . . . . .                            1,137,363

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               27,920

                                                                                                                 ______________

                                                                                                                    829,230,892

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              554,876

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              528,419

                                 Payable for investment securities purchased . . . . . . .                           11,381,581

                                 Payable for shares of Common Stock redeemed . . . . . . .                            1,321,068

                                 Accrued expenses and other liabilities  . . . . . . . . .                              174,885

                                                                                                                 ______________

                                                                                                                     13,960,829

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $815,270,063

                                                                                                                 ==============



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $666,476,373

                                 Accumulated investment (loss) . . . . . . . . . . . . . .                             (479,440)

                                 Accumulated net realized gain (loss) on investments . . .                            2,598,340

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions  . . .                          146,674,790

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $815,270,063

                                                                                                                 ==============

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                             Class A           Class B            Class C           Class R

                                                          ______________   _______________     ______________    ______________
Net Assets . . . . . . . . . . . . . . . . . . . . . .      $190,799,875      $543,079,321        $80,169,065        $1,221,802

Shares Outstanding . . . . . . . . . . . . . . . . . .         6,369,965        18,597,850          2,769,018            41,038

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .            $29.95            $29.20             $28.95            $29.77

                                                                 =======           =======            =======           =======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED OCTOBER 31, 1998


INVESTMENT INCOME
INCOME:                          Cash dividends (net of $614,063 foreign taxes
                                     withheld at source) . . . . . . . . . . . . .         $  9,583,381

                                 Interest  . . . . . . . . . . . . . . . . . . . .              869,652

                                                                                           ____________

                                    Total Income . . . . . . . . . . . . . . . . .                                $10,453,033

EXPENSES:                        Investment advisory fee--Note 3(a)  . . . . . . .            4,593,712

                                 Distribution fees--Note 3(b)  . . . . . . . . . .            3,459,720

                                 Shareholder servicing costs--Note 3(c)  . . . . .            2,317,772

                                 Registration fees . . . . . . . . . . . . . . . .              170,448

                                 Custodian fees  . . . . . . . . . . . . . . . . .              114,877

                                 Prospectus and shareholders' reports  . . . . . .               69,535

                                 Professional fees . . . . . . . . . . . . . . . .               33,809

                                 Directors' fees and expenses--Note 3(d) . . . . .               20,145

                                 Loan commitment fees--Note 2  . . . . . . . . . .                3,433

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               14,562

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                 10,798,013

                                                                                                                _____________

INVESTMENT (LOSS). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   (344,980)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:



                                 Net realized gain (loss) on investments and
                                    foreign currency transactions  . . . . . . . .         $  3,125,565

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .           89,010,488

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 92,136,053

                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $91,791,073

                                                                                                                =============





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended           Year Ended

                                                                                           October 31, 1998     October 31, 1997

                                                                                            ______________        _____________

OPERATIONS:

   Investment income (loss)--net . . . . . . . . . . . . . . . . . . . . . . . . . .      $       (344,980)     $       182,194

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             3,125,565              156,242

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .            89,010,488           35,710,993

                                                                                            ______________        _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .            91,791,073           36,049,429

                                                                                            ______________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (66,213)            (342,239)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --                 (194,613)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --                  (33,288)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1,945)              (2,351)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (44,142)            (189,344)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (115,429)            (358,913)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (13,341)             (19,735)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (286)              (1,105)

                                                                                            ______________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (241,356)          (1,141,588)

                                                                                            ______________        _____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           250,413,601           70,292,457

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           273,701,814          182,419,566

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            57,703,537           35,288,177

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               641,385              766,085

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                97,249              477,476

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                91,390              464,820

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,189               23,764

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,229                3,456

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (192,901,445)         (16,413,996)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (54,923,787)         (15,487,817)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,924,103)          (7,515,268)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (327,614)            (260,302)

                                                                                            ______________        _____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . .           320,580,445          250,058,418

                                                                                            ______________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .           412,130,162          284,966,259

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           403,139,901          118,173,642

                                                                                            ______________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $815,270,063         $403,139,901

                                                                                            ==============        =============




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                      Shares

                                                                                        ______________________________________

                                                                                          Year Ended           Year Ended

                                                                                        October 31, 1998     October  31, 1997

                                                                                        ________________      _______________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,646,917            2,969,234

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           3,838               23,475

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (6,703,661)            (686,559)

                                                                                              __________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .       1,947,094            2,306,150

                                                                                              ==========          ===========



  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,520,449            7,832,925

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           3,675               23,125

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,937,478)            (667,655)

                                                                                              __________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .       7,586,646            7,188,395

                                                                                              ==========          ===========


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,018,042            1,527,030

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .             251                1,192

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (503,236)            (329,957)

                                                                                              __________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .       1,515,057            1,198,265

                                                                                              ==========          ===========


  Class R

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,298               33,875

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .              89                  174

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (11,471)             (11,798)

                                                                                              __________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          10,916               22,251

                                                                                              ==========          ===========





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Class A Shares

                                                                   ____________________________________________________________

                                                                                  Year Ended October 31,
                                                                   ____________________________________________________________

PER SHARE DATA:                                                      1998         1997        1996         1995        1994
                                                                    ______       ______      _______      _______     _______
   Net asset value, beginning of period  . . . . . . . . . .        $24.46       $19.89       $16.41       $14.03      $13.21

                                                                    ______       ______      _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .09          .11          .13          .20         .16

   Net realized and unrealized gain (loss) on investments  .          5.43         4.69         3.50         2.39         .66

                                                                    ______       ______      _______      _______     _______

   Total from Investment Operations  . . . . . . . . . . . .          5.52         4.80         3.63         2.59         .82

                                                                    ______       ______      _______      _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.02)        (.15)        (.14)        (.21)         --

   Dividends from net realized gain
       on investments  . . . . . . . . . . . . . . . . . . .          (.01)        (.08)        (.01)          --          --

                                                                    ______       ______      _______      _______     _______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.03)        (.23)        (.15)        (.21)         --

                                                                    ______       ______      _______      _______     _______

   Net asset value, end of period  . . . . . . . . . . . . .        $29.95       $24.46       $19.89       $16.41      $14.03

                                                                    ======       ======       ======       ======      ======


TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . .         22.56%       24.39%       22.24%       18.77%       6.21%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .          1.20%        1.19%        1.25%        1.22%       1.33%

   Ratio of net investment income to average net assets  . .           .51%         .66%         .98%        1.59%       1.49%

   Decrease reflected in above expense ratios due to
       undertakings by the Manager . . . . . . . . . . . . .            --          .03%         .12%         .53%        .75%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .          5.33%        1.20%        1.24%        1.16%        .71%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $190,800     $108,188      $42,098      $18,822      $8,075

---------------

* Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Class B Shares

                                                                   ____________________________________________________________

                                                                                  Year Ended October 31,
                                                                   ____________________________________________________________

PER SHARE DATA:                                                      1998         1997        1996         1995        1994
                                                                    ______       ______      _______      _______     _______

   Net asset value, beginning of period  . . . . . . . . . .        $24.01       $19.58       $16.22       $13.89      $13.17

                                                                    ______       ______      _______      _______     _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . . . . . .          (.04)        (.04)(1)      .04          .12         .09

   Net realized and unrealized gain (loss) on investments  .          5.24         4.60         3.42         2.34         .63

                                                                    ______       ______      _______      _______     _______

   Total from Investment Operations  . . . . . . . . . . . .          5.20         4.56         3.46         2.46         .72

                                                                    ______       ______      _______      _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .            --         (.05)        (.09)        (.13)         --

   Dividends from net realized gain on investments . . . . .          (.01)        (.08)        (.01)          --          --

                                                                    ______       ______      _______      _______     _______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.01)        (.13)        (.10)        (.13)         --

                                                                    ______       ______      _______      _______     _______

   Net asset value, end of period  . . . . . . . . . . . . .        $29.20       $24.01       $19.58       $16.22      $13.89

                                                                    ______       ______      _______      _______     _______

                                                                    ______       ______      _______      _______     _______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . .         21.66%       23.47%       21.29%       17.88%       5.47%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .          1.95%        2.00%        2.00%        1.98%       2.07%

   Ratio of net investment income (loss) to average
       net assets  . . . . . . . . . . . . . . . . . . . . .          (.24%)       (.17%)        .24%         .84%        .71%

   Decrease reflected in above expense ratios due to
       undertakings by the Manager . . . . . . . . . . . . .            --          .03%         .12%         .46%        .75%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .          5.33%        1.20%        1.24%        1.16%        .71%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $543,079     $264,375      $74,833      $32,555     $10,867

---------------

(1) Based on average shares outstanding.

(2) Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                 Class C Shares

                                                                               _________________________________________________

                                                                                             Year Ended October 31,

                                                                               _________________________________________________

PER SHARE DATA:                                                                 1998          1997         1996        1995(1)

                                                                               ______       ______        ______       _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .     $23.80       $19.51        $16.22        $15.56

                                                                               ______       ______        ______       _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . . . . . . . . . . . . .       (.01)        (.06)(2)       .14          (.01)

   Net realized and unrealized gain (loss) on investments  . . . . . . . .       5.17         4.57          3.29           .67

                                                                               ______       ______        ______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .       5.16         4.51          3.43           .66

                                                                               ______       ______        ______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .         --         (.14)         (.13)           --

   Dividends from net realized gain on investments . . . . . . . . . . . .       (.01)        (.08)         (.01)           --

                                                                               ______       ______        ______       _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .       (.01)        (.22)         (.14)           --

                                                                               ______       ______        ______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .     $28.95       $23.80        $19.51        $16.22

                                                                               ======       ======        ======        ======


TOTAL INVESTMENT RETURN(3) . . . . . . . . . . . . . . . . . . . . . . . .      21.69%       23.36%        21.23%         4.71%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .       1.91%        1.99%         2.04%         1.56%(4)

   Ratio of net investment income (loss) to average net assets . . . . . .       (.21%)       (.24%)         .19%         (.63%)(4)

   Decrease reflected in above expense ratios due to undertakings
       by the Manager  . . . . . . . . . . . . . . . . . . . . . . . . . .         --          .03%          .11%          .73%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .       5.33%        1.20%         1.24%         1.16%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .    $80,169      $29,845        $1,086           $48

---------------

(1)  From June 21, 1995 (commencement of initial offering) to October 31, 1995.

(2)  Based on average shares outstanding.

(3)  Exclusive of sales load.

(4)  Not annualized.







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                    Class R Shares

                                                                                           ____________________________________

                                                                                                  Year Ended October 31,

                                                                                           ____________________________________

PER SHARE DATA:                                                                              1998         1997        1996(1)

                                                                                           _______      _______       _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .   $24.30       $19.74        $18.03

                                                                                           _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      .20          .22           .03

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . .     5.35         4.60          1.69

                                                                                           _______      _______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . .     5.55         4.82          1.72

                                                                                           _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . .     (.07)        (.18)           --

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . .     (.01)        (.08)          (.01)

                                                                                           _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (.08)        (.26)          (.01)

                                                                                           _______      _______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $29.77       $24.30        $19.74

                                                                                           =======      =======       =======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22.89%       24.71%         9.51%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . .       .93%         .95%          .75%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . .       .78%         .87%          .48%(2)

   Decrease reflected in above expense ratios due to undertakings by the Manager . . . .        --          .04%          .07%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.33%        1.20%         1.24%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . .    $1,222         $732          $155

------------------

(1) From March 4, 1996 (commencement of initial offering) to October 31, 1996.

(2) Not annualized.









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Worldwide Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Fayez Sarofim & Co. ("Sarofim") serves as the Fund's sub-investment adviser.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Sarofim, Dreyfus has agreed to pay Sarofim a monthly sub-investment advisory fee, computed at the following annual rates:

                                         Annual Fee as a Percentage of

 Total Net Assets                           Average Daily Net Assets

 _____________                            __________________________

0 to $25 million  . . . . . . . . . . .             .11 of 1%

$25 million up to $75 million . . . . .             .18 of 1%

$75 million up to $200 million  . . . .             .22 of 1%

$200 million up to $300 million . . . .             .26 of 1%

In excess of $300 million . . . . . . .            .275 of 1%

  Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, retained $43,488 during the period ended October 31, 1998 from commissions earned on sales of the Fund's shares.

  (B) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $3,050,389 and $409,331, respectively, pursuant to the Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor, at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  the period ended October 31, 1998, Class A, Class B and Class C shares were charged $375,430, $1,016,796 and $136,444, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $445,230 pursuant to the transfer agency agreement.

  (D) Each director who is not an "affiliated person," as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998, amounted to $314,992,575 and $31,450,029, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $146,662,399, consisting of $164,954,276 gross unrealized appreciation and $18,291,877 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.


  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Worldwide Growth Fund, Inc., as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Worldwide Growth Fund, Inc. at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

December  4, 1998




DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal tax purposes, the Fund hereby designates $.009 per share as long-term capital gain distribution paid on December 11, 1997.

The Fund also designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 1998 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax return.



DREYFUS PREMIER WORLDWIDE

GROWTH FUND, INC.

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

SUB-INVESTMENT ADVISER

Fayez Sarofim & Co.

Two Houston Center,

Suite 2907

Houston, TX 77010

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                         070/628AR9810

                                 Annual Report
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                   WORLDWIDE

                               GROWTH FUND, INC.
-------------------------------------------------------------------------------

                               October 31, 1998

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